Basis of Preparation (Details) - Schedule of consolidated financial statements - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Property, plant and equipment	$ 263,504	$ 60,544
Current assets
Cash and cash equivalents	135,865	856,515
Loan receivables	2,134,427	7,941,391
Amounts due from non-VIE subsidiaries and related parties of the Company	8,394,065	1,350,052
Other receivables	587,125	31,272
Total assets	11,514,986	10,239,774
Current liabilities
Accounts and other payables	878,362	991,508
Amounts due to non-VIE subsidiaries of the Company	8,489,245	3,845,718
Lease liabilities	4,604	29,739
Tax payable	2,058,348	1,972,025
Total current liabilities	11,430,559	6,838,990
Lease liabilities – non-current portion	89,365	9,913
Total Liabilities	11,519,924	6,848,903
Net revenues	2,032,916	225,749	$ 11,159
Net loss	(3,399,195)	(2,830,799)	(922,923)
Net cash used in operating activities	(2,176,794)	(94,732)	(56,317)
Net cash provided by investing activities	325,452	663,140	71,399
Net cash provided by financing activities	$ 1,143,934	$ 251,951	$ 310,577